SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
NOTE 20:-   SELECTED STATEMENTS OF OPERATIONS DATA

		Year ended December 31,
		2014	2013	2012
a.	Financial expenses, net:

	Income:
	Interest on short-term bank deposits	$73	$42	$21
	Interest on long-term loans to affiliate	68	21	67
	Foreign currency transaction adjustments	220	922	138
	Other	24	-	-

		385	985	226
	Expenses:
	Bank charges and interest expenses	1,474	1,335	1,631
	Foreign currency transaction adjustments	1,168	652	171
	Interest on long-term loans to others	156	39	24
	Interest on debenture	-	-	-
	Other	11	36	28

		2,809	2,062	1,854

		$2,424	$1,077	$1,628

b.	Other expenses (income), net:

	Capital loss (gain)	$(9)	$-	$5
	Profit raise from gaining control in subsidiary previously account for by the equity method	-	(3,299)	-
	Loss from sale of subsidiaries	241	-	-

		$232	$(3,299)	$5